Cover Page	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This report on Form 6-K/A (this “Amendment”) filed by Cellectis S.A. (the “Company”) amends the Company’s report on Form 6-K, which included the Company’s unaudited Condensed Consolidated Interim Financial Statements as of, and for the three- and six-month periods ended, June 30, 2025 (the “Report”), filed with the U.S. Securities and Exchange Commission on August 4, 2025, solely to provide the financial statements formatted in iXBRL (Inline eXtensible Business Reporting Language) in accordance with Rule 405 of Regulation S-T and paragraph C.(6)(a)(ii) of the General Instructions to Form 6-K. Exhibit 101 includes information in Inline eXtensible Business Reporting Language.Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, revise, update or restate the information presented in the Report or reflect any events that have occurred after the Report was originally filed.
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Registrant Name	Cellectis S.A.
Entity Central Index Key	0001627281
Current Fiscal Year End Date	--12-31
Entity File Number	001-36891